SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The following table reconciles Adjusted EBITDA and Funds From Operations, presented in the above tables, to net income as presented in the consolidated statements of income (loss), for the year ended December 31:
										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Solar,	Corporate	Total	equity	to non-	As per
	North			North			Storage and			accounted	controlling	IFRS
($ MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	945	191	243	161	46	26	67	-	1,679	(74)	1,020	2,625
Other income	1	2	12	-	-	-	6	19	40	(11)	18	47
Direct operating costs	(281)	(94)	(77)	(42)	(20)	(4)	(34)	(25)	(577)	28	(429)	(978)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	57	-	57
Adjusted EBITDA	665	99	178	119	26	22	39	(6)	1,142	-	609	-
Management service costs	-	-	-	-	-	-	-	(82)	(82)	-	-	(82)
Interest expense - borrowings	(180)	(42)	(18)	(45)	(10)	(6)	(17)	(89)	(407)	21	(246)	(632)
Current income taxes	1	(5)	(12)	-	(1)	-	(1)	-	(18)	1	(22)	(39)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(28)	(28)	-	-	(28)
Preferred equity	-	-	-	-	-	-	-	(26)	(26)	-	-	(26)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(22)	-	(22)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(341)	(341)
Funds From Operations	486	52	148	74	15	16	21	(231)	581	-	-	-
Depreciation	(222)	(26)	(141)	(89)	(24)	(8)	(29)	-	(539)	22	(265)	(782)
Unrealized financial instrument loss	(3)	(3)	-	(1)	(12)	-	-	(10)	(29)	1	(5)	(33)
Deferred income tax expense	(67)	(10)	2	45	6	-	1	(3)	(26)	(3)	(20)	(49)
Other	(20)	6	(8)	(3)	(5)	2	(6)	(9)	(43)	13	2	(28)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(33)	-	(33)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	288	288
Net income (loss) attributable to Unitholders(2)	174	19	1	26	(20)	10	(13)	(253)	(56)	-	-	(56)

  Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $53 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	819	192	187	151	56	17	58	1	1,481	(37)	1,008	2,452
Other income	24	3	13	-	-	-	(1)	8	47	-	17	64
Direct operating costs	(295)	(107)	(70)	(36)	(24)	(4)	(26)	(24)	(586)	16	(468)	(1,038)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	21	-	21
Adjusted EBITDA	548	88	130	115	32	13	31	(15)	942	-	557	-
Management service costs	-	-	-	-	-	-	-	(62)	(62)	-	-	(62)
Interest expense - borrowings	(177)	(36)	(24)	(41)	(14)	(7)	(12)	(91)	(402)	12	(216)	(606)
Current income taxes	(4)	(6)	(9)	-	-	-	-	-	(19)	-	(25)	(44)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(15)	(15)	-	-	(15)
Preferred equity	-	-	-	-	-	-	-	(25)	(25)	-	-	(25)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(12)	-	(12)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(316)	(316)
Funds From Operations	367	46	97	74	18	6	19	(208)	419	-	-	-
Depreciation	(244)	(31)	(125)	(80)	(38)	(4)	(18)	-	(540)	11	(252)	(781)
Unrealized financial instrument loss	1	-	-	-	-	-	2	(6)	(3)	(2)	1	(4)
Deferred income tax expense	31	6	7	49	6	-	-	(21)	78	-	19	97
Other	(27)	4	(5)	4	6	(1)	(2)	2	(19)	-	(19)	(38)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(9)	-	(9)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	251	251
Net income (loss) attributable to Unitholders(2)	128	25	(26)	47	(8)	1	1	(233)	(65)	-	-	(65)

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	819	-	203	150	56	9	59	-	1,296	(44)	376	1,628
Other income	23	-	28	12	8	-	-	5	76	-	46	122
Direct operating costs	(285)	-	(67)	(38)	(20)	(1)	(31)	(23)	(465)	18	(105)	(552)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	26	-	26
Adjusted EBITDA	557	-	164	124	44	8	28	(18)	907	-	317	-
Management service costs	-	-	-	-	-	-	-	(48)	(48)	-	-	(48)
Interest expense - borrowings	(179)	-	(18)	(48)	(12)	(3)	(5)	(81)	(346)	6	(89)	(429)
Current income taxes	(5)	-	(10)	-	-	-	-	-	(15)	-	(3)	(18)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(1)	(1)	-	-	(1)
Preferred equity	-	-	-	-	-	-	-	(30)	(30)	-	-	(30)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(6)	-	(6)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(225)	(225)
Funds From Operations	373	-	136	76	32	5	23	(178)	467	-	-	-
Depreciation	(218)	-	(113)	(83)	(32)	(4)	(12)	-	(462)	9	(161)	(614)
Unrealized financial instrument loss	1	-	-	2	-	-	(1)	(15)	(13)	1	3	(9)
Deferred income tax recovery	36	-	4	16	2	-	-	20	78	-	2	80
Other	14	-	(8)	(30)	(1)	-	(4)	(39)	(68)	-	-	(68)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(10)	-	(10)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	156	156
Net income (loss) attributable to Unitholders(2)	206	-	19	(19)	1	1	6	(212)	2	-	-	2

The following table presents information on a segmented basis about certain items in Brookfield Renewables statement of financial position:
											Contribution
	Attributable to Unitholders										from	Attributable
	Hydroelectric			Wind				Solar	Corporate	Total	equity	to non-	Total
	North			North				Storage and			accounted	controlling
(MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other	Other			investments	interests
As at December 31, 2017:
Property, plant and equipment, at fair value	$11,396	$1,303	$1,908	$1,798	$482	$304	$11	$1,227	$-	$18,429	$(1,451)	$10,118	$27,096
Total assets	11,709	1,574	2,149	1,888	532	443	31	1,456	180	19,962	(1,040)	11,982	30,904
Total borrowings	3,049	447	200	1,005	233	192	9	752	2,552	8,439	(848)	4,175	11,766
Total liabilities	5,237	801	380	1,338	334	208	18	877	2,786	11,979	(1,039)	5,682	16,622
For the year ended December 31, 2017:
Additions to property, plant and equipment	90	8	59	6	34	-	-	13	10	220	(10)	144	354
As at December 31, 2016:
Property, plant and equipment, at fair value	$10,922	$1,273	$1,895	$1,327	$545	$139	$-	$491	$-	16,592	$(428)	$9,093	$25,257
Total assets	11,219	1,577	2,059	1,389	587	153	-	561	182	17,727	(280)	10,290	27,737
Total borrowings	2,946	467	194	727	249	50	-	215	2,229	7,077	(232)	3,337	10,182
Total liabilities	5,414	824	340	990	337	51	-	268	2,418	10,642	(280)	4,703	15,065
For the year ended December 31, 2016:
Additions to property, plant and equipment	86	9	79	3	18	1	-	18	8	222	(10)	146	358

The following table presents consolidated revenue split by geographical region:
(MILLIONS)	2017	2016	2015
United States	$871	$786	$799
Colombia	797	819	-
Canada	480	442	426
Brazil	366	269	265
Europe	111	136	138
	2,625	2,452	1,628

The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:
(MILLIONS)	2017	2016
United States	$11,131	$10,163
Colombia	5,401	5,275
Canada	5,810	5,845
Brazil	3,479	2,922
Europe	1,332	1,258
Other	664	-
	27,817	25,463